Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating activities:
Net income (loss)	$ 101	$ 151
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	273	261
Other, net	(2,278)	(2,125)
Net cash (used in) provided by operating activities	(1,904)	(1,713)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(470)	(450)
Net additions from retail receivables and related securitizations	234	66
Other, net	225	464
Net cash (used in) provided by investing activities	(11)	80
Financing Activities:
Net (decrease) increase in indebtedness	1,350	90
Dividends paid	(3)
Other, net	4
Net cash (used in) provided by financing activities	1,351	90
Other, net	25	(42)
(Decrease) increase in cash and cash equivalents	(539)	(1,585)
Cash and cash equivalents, beginning of year	5,567	5,199
Cash and cash equivalents, end of period	5,028	3,614
CNH Industrial N.V. [Member]
Operating activities:
Net income (loss)	100	111
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net	1	(91)
Net cash (used in) provided by operating activities	101	(20)
Investing activities:
(Deposits in) withdrawals from subsidiaries' cash management pools		(165)
Other, net	(70)	(13)
Net cash (used in) provided by investing activities	(70)	(178)
Financing Activities:
Net (decrease) increase in indebtedness	(39)	39
Other, net	8	14
Net cash (used in) provided by financing activities	(31)	53
(Decrease) increase in cash and cash equivalents		(105)
Cash and cash equivalents, beginning of year	1	105
Cash and cash equivalents, end of period	1
Case New Holland Inc. [Member]
Operating activities:
Net income (loss)	168	11
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net	(35)	48
Net cash (used in) provided by operating activities	133	59
Investing activities:
Other, net	(89)
Net cash (used in) provided by investing activities	(89)
Financing Activities:
Net (decrease) increase in indebtedness		(9)
Dividends paid	(44)	(7)
Other, net		7
Net cash (used in) provided by financing activities	(44)	(9)
(Decrease) increase in cash and cash equivalents		50
Cash and cash equivalents, beginning of year		200
Cash and cash equivalents, end of period		250
Guarantor Subsidiaries [Member]
Operating activities:
Net income (loss)	347	287
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	50	47
Other, net	(222)	(1)
Net cash (used in) provided by operating activities	175	333
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(30)	(33)
(Deposits in) withdrawals from subsidiaries' cash management pools	10	(244)
Other, net	(27)	(10)
Net cash (used in) provided by investing activities	(47)	(287)
Financing Activities:
Net (decrease) increase in indebtedness	(91)	(41)
Dividends paid	(123)
Other, net	89
Net cash (used in) provided by financing activities	(125)	(41)
(Decrease) increase in cash and cash equivalents	3	5
Cash and cash equivalents, beginning of year	42	32
Cash and cash equivalents, end of period	45	37
All Other Subsidiaries [Member]
Operating activities:
Net income (loss)	(49)	69
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	223	214
Other, net	(2,108)	(2,245)
Net cash (used in) provided by operating activities	(1,934)	(1,962)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(440)	(417)
Net additions from retail receivables and related securitizations	234	66
Other, net	(62)	107
Net cash (used in) provided by investing activities	(268)	(244)
Financing Activities:
Net (decrease) increase in indebtedness	1,770	598
Dividends paid	(134)	(25)
Other, net	(1)	140
Net cash (used in) provided by financing activities	1,635	713
Other, net	25	(42)
(Decrease) increase in cash and cash equivalents	(542)	(1,535)
Cash and cash equivalents, beginning of year	5,524	4,862
Cash and cash equivalents, end of period	4,982	3,327
Eliminations [Member]
Operating activities:
Net income (loss)	(465)	(327)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization
Other, net	86	164
Net cash (used in) provided by operating activities	(379)	(163)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets
(Deposits in) withdrawals from subsidiaries' cash management pools	(10)	409
Other, net	473	380
Net cash (used in) provided by investing activities	463	789
Financing Activities:
Net (decrease) increase in indebtedness	(290)	(497)
Dividends paid	298	32
Other, net	(92)	(161)
Net cash (used in) provided by financing activities	(84)	(626)
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of period